GuideMark® Small/Mid Cap Core Fund
Schedule of Investments (Unaudited)
December 31, 2023

Number of Shares		Value
	COMMON STOCKS - 92.46%
	Aerospace & Defense - 1.03%
963	AAR Corp. (a)	$60,091
173	AeroVironment, Inc. (a)(b)	21,805
938	Axon Enterprise, Inc. (a)	242,314
453	BWX Technologies, Inc.	34,759
567	Curtiss-Wright Corp.	126,322
684	Ducommun, Inc. (a)	35,609
647	Hexcel Corp.	47,716
485	Huntington Ingalls Industries, Inc.	125,925
1,025	Kratos Defense & Security Solutions, Inc. (a)	20,797
560	Moog, Inc. - Class A	81,077
2,897	Textron, Inc.	232,977
1,164	V2X, Inc. (a)	54,056
		1,083,448
	Air Freight & Logistics - 0.34%
636	Forward Air Corp.	39,985
1,186	GXO Logistics, Inc. (a)(b)	72,536
850	Hub Group, Inc. - Class A (a)	78,149
8,035	Radiant Logistics, Inc. (a)	53,352
1,284	XPO, Inc. (a)	112,466
		356,488
	Airlines - 0.16%
570	Alaska Air Group, Inc. (a)	22,270
4,413	American Airlines Group, Inc. (a)	60,634
2,954	JetBlue Airways Corp. (a)	16,395
3,835	Joby Aviation, Inc. (a)(b)	25,503
750	SkyWest, Inc. (a)	39,150
		163,952
	Auto Components - 0.82%
1,357	Adient PLC - ADR (a)	49,341
3,589	American Axle & Manufacturing Holdings, Inc. (a)	31,619
2,858	BorgWarner, Inc.	102,459
807	Dana, Inc.	11,790
404	Dorman Products, Inc. (a)	33,698
381	Fox Factory Holding Corp. (a)	25,710
2,920	Gentex Corp.	95,367
4,193	Goodyear Tire & Rubber Co. (a)	60,044
506	LCI Industries (b)	63,609
513	Lear Corp.	72,441
2,834	Modine Manufacturing Co. (a)	169,190
571	Phinia, Inc.	17,296
894	Standard Motor Products, Inc.	35,590
1,319	Stoneridge, Inc. (a)	25,813
147	Visteon Corp. (a)	18,360
1,020	XPEL, Inc. (a)	54,927
		867,254
	Automobiles - 0.19%
1,852	Harley-Davidson, Inc.	68,228
722	Thor Industries, Inc. (b)	85,376
674	Winnebago Industries, Inc. (b)	49,121
		202,725
	Banks - 5.25%
624	Amerant Bancorp, Inc.	15,332
1,128	Ameris Bancorp	59,840
2,420	Associated Banc-Corp.	51,764
478	Atlantic Union Bankshares Corp.	17,466
195	BancFirst Corp.	18,979
2,010	Banco Latinoamericano de Comercio Exterior SA - Class E - ADR	49,727
3,049	Bancorp, Inc. (a)	117,569
590	Bank of Hawaii Corp. (b)	42,751
1,000	Bank of NT Butterfield & Son, Ltd. - ADR	32,010
1,563	Bank OZK (b)	77,884
1,297	BankUnited, Inc.	42,062
429	BOK Financial Corp.	36,744
993	Business First Bancshares, Inc.	24,477
943	Byline Bancorp, Inc.	22,217
2,799	Cadence Bank	82,822
481	Camden National Corp.	18,100
1,993	Capital Bancorp, Inc.	48,231
1,275	Cathay General Bancorp (b)	56,827
815	Central Pacific Financial Corp. (b)	16,039
340	City Holding Co. (b)	37,488
933	Civista Bancshares, Inc.	17,205
1,331	CNB Financial Corp.	30,067
1,036	Coastal Financial Corp. (a)	46,009
2,289	Columbia Banking System, Inc.	61,071
2,369	Comerica, Inc.	132,214
1,532	Commerce Bancshares, Inc.	81,821
304	Community Bank Systems, Inc.	15,841
1,094	ConnectOne Bancorp, Inc.	25,064
500	Cullen Frost Bankers, Inc. (b)	54,245
2,096	Customers Bancorp, Inc. (a)	120,772
1,254	CVB Financial Corp.	25,318
988	Dime Community Bancshares, Inc.	26,607
579	Eagle Bancorp, Inc.	17,451
2,505	East West Bancorp, Inc.	180,235
417	Enterprise Bancorp, Inc.	13,452
1,168	Enterprise Financial Services Corp.	52,151
1,035	Equity Bancshares, Inc. - Class A	35,086
421	Esquire Financial Holdings, Inc.	21,033
1,462	Financial Institutions, Inc.	31,141
5,140	First BanCorp/Puerto Rico - ADR	84,553
462	First Bancorp/Southern Pines	17,099
2,391	First Bank	35,148
1,247	First Busey Corp.	30,951
195	First Citizens BancShares, Inc. - Class A	276,699
2,384	First Commonwealth Financial Corp.	36,809
676	First Community Bankshares, Inc.	25,080
1,512	First Financial Bancorp	35,910
1,365	First Financial Bankshares, Inc.	41,359
792	First Financial Corp.	34,080
1,585	First Hawaiian, Inc.	36,233
7,822	First Horizon Corp.	110,760
450	First Interstate BancSystem, Inc. - Class A	13,837
4,067	FNB Corp. (b)	56,003
3,010	Fulton Financial Corp. (b)	49,545
571	German American Bancorp, Inc.	18,506
543	Glacier Bancorp, Inc. (b)	22,437
1,511	Hancock Whitney Corp.	73,419
2,112	Hanmi Financial Corp.	40,973
1,650	HBT Financial, Inc.	34,831
682	Heartland Financial U.S.A., Inc.	25,650
1,176	Hilltop Holdings, Inc.	41,407
932	Home BancShares, Inc.	23,608
1,149	HomeTrust Bancshares, Inc.	30,931
3,219	Hope Bancorp, Inc.	38,886
383	Independent Bank Corp.	25,205
1,337	Independent Bank Corp.	34,789
668	International Bancshares Corp.	36,286
573	Lakeland Financial Corp.	37,337
876	Live Oak Bancshares, Inc.	39,858
2,399	Luther Burbank Corp. (a)	25,693
1,080	Mercantile Bank Corp.	43,610
1,438	Metrocity Bankshares, Inc.	34,541
348	Metropolitan Bank Holding Corp. (a)	19,272
822	Mid Penn Bancorp, Inc.	19,958
1,269	Midland States Bancorp, Inc.	34,974
488	MidWestOne Financial Group, Inc.	13,132
727	NBT Bancorp, Inc.	30,469
1,158	Oak Valley Bancorp	34,682
1,437	OFG Bancorp - ADR	53,859
2,825	Old National Bancorp	47,714
1,813	Old Second Bancorp, Inc.	27,993
716	Origin Bancorp, Inc.	25,468
709	Orrstown Financial Services, Inc.	20,916
963	Pacific Premier Bancorp, Inc.	28,033
229	Park National Corp.	30,425
671	Peapack-Gladstone Financial Corp.	20,009
874	Pinnacle Financial Partners, Inc.	76,230
546	Plumas Bancorp	22,577
1,178	Popular, Inc. - ADR	96,678
551	Preferred Bank (b)	40,251
738	Premier Financial Corp.	17,786
756	Prosperity Bancshares, Inc. (b)	51,204
586	QCR Holdings, Inc.	34,217
1,313	RBB Bancorp	25,000
435	Republic Bancorp, Inc. - Class A	23,995
1,011	S&T Bancorp, Inc.	33,788
695	Sandy Spring Bancorp, Inc.	18,932
985	ServisFirst Bancshares, Inc.	65,631
1,182	Simmons First National Corp. - Class A	23,451
865	SmartFinancial, Inc.	21,184
1,398	South Plains Financial, Inc.	40,486
424	Southern First Bancshares, Inc. (a)	15,730
547	Southside Bancshares, Inc.	17,132
1,043	SouthState Corp. (b)	88,081
549	Stock Yards Bancorp, Inc.	28,268
1,277	Summit Financial Group, Inc.	39,191
2,558	Synovus Financial Corp.	96,309
675	Texas Capital Bancshares, Inc. (a)(b)	43,625
1,049	TowneBank	31,218
340	Triumph Financial, Inc. (a)	27,261
507	Trustmark Corp.	14,135
669	UMB Financial Corp.	55,895
1,208	United Bankshares, Inc.	45,360
1,512	United Community Banks, Inc.	44,241
643	Univest Financial Corp.	14,165
5,260	Valley National Bancorp (b)	57,124
909	Veritex Holdings, Inc.	21,152
527	Washington Trust Bancorp, Inc.	17,064
1,620	Webster Financial Corp.	82,231
980	WesBanco, Inc.	30,743
1,329	West BanCorp, Inc.	28,175
679	Westamerica BanCorp	38,302
1,946	Western Alliance Bancorp	128,027
851	Wintrust Financial Corp.	78,930
2,824	Zions Bancorp NA (b)	123,889
		5,531,707
	Beverages - 0.50%
171	Boston Beer Co., Inc. - Class A (a)	59,096
2,070	Celsius Holdings, Inc. (a)	112,856
252	Coca-Cola Consolidated, Inc. (b)	233,957
1,321	National Beverage Corp. (a)	65,680
3,800	Primo Water Corp. - ADR	57,190
		528,779
	Biotechnology - 2.88%
1,008	89bio, Inc. (a)	11,259
3,712	ACADIA Pharmaceuticals, Inc. (a)	116,223
4,854	Achillion Pharmaceuticals (a)(c)(d)(e)	2,233
1,181	Aduro Biotech, Inc. (a)(c)(d)(e)	0
4,144	Alkermes PLC - ADR (a)	114,955
1,560	Amicus Therapeutics, Inc. (a)	22,136
334	Apellis Pharmaceuticals, Inc. (a)	19,993
2,385	Arcturus Therapeutics Holdings, Inc. (a)(b)	75,199
1,680	Avita Medical, Inc. (a)	23,050
532	Biohaven Ltd. - ADR (a)	22,770
237	Blueprint Medicines Corp. (a)	21,861
541	Bridgebio Pharma, Inc. (a)(b)	21,840
4,991	CareDx, Inc. (a)	59,892
10,835	Catalyst Pharmaceuticals, Inc. (a)	182,136
8,285	Dynavax Technologies Corp. (a)(b)	115,824
8,896	Eagle Pharmaceuticals, Inc. (a)	46,526
8,131	Emergent BioSolutions, Inc. (a)	19,514
4,304	Entrada Therapeutics, Inc. (a)	64,947
1,576	Exact Sciences Corp. (a)(b)	116,593
8,793	Exelixis, Inc. (a)	210,944
3,124	Fennec Pharmaceuticals, Inc. - ADR (a)	35,051
1,156	Halozyme Therapeutics, Inc. (a)	42,726
1,536	ImmunoGen, Inc. (a)	45,542
1,006	Immunovant, Inc. (a)	42,383
724	Insmed, Inc. (a)	22,437
35,285	Invitae Corp. (a)(b)	22,117
484	Ionis Pharmaceuticals, Inc. (a)(b)	24,486
8,366	Ironwood Pharmaceuticals, Inc. (a)	95,707
29,892	Karyopharm Therapeutics, Inc. (a)	25,857
1,118	Kiniksa Pharmaceuticals Ltd. - Class A - ADR (a)	19,610
167	Krystal Biotech, Inc. (a)(b)	20,718
909	Ligand Pharmaceuticals, Inc. (a)	64,921
4,233	MacroGenics, Inc. (a)	40,721
12,644	MiMedx Group, Inc. (a)	110,888
1,419	Myriad Genetics, Inc. (a)	27,160
588	Natera, Inc. (a)	36,832
713	Neurocrine Biosciences, Inc. (a)	93,945
13,314	OPKO Health, Inc. (a)	20,104
40,126	Organogenesis Holdings, Inc. (a)(b)	164,115
674	Protagonist Therapeutics, Inc. (a)	15,455
16,809	Protalix BioTherapeutics, Inc. (a)	29,920
1,676	PTC Therapeutics, Inc. (a)	46,191
6,802	Radius Health, Inc. (a)(c)(d)(e)	544
186	Repligen Corp. (a)(b)	33,443
2,110	Roivant Sciences Ltd. - ADR (a)(b)	23,695
508	Sarepta Therapeutics, Inc. (a)(b)	48,986
1,271	TG Therapeutics, Inc. (a)	21,709
976	United Therapeutics Corp. (a)	214,613
2,634	UroGen Pharma Ltd. - ADR (a)	39,510
18,379	Vanda Pharmaceuticals, Inc. (a)	77,559
588	Vaxcyte, Inc. (a)	36,926
2,767	Vericel Corp. (a)(b)	98,533
1,068	Viking Therapeutics, Inc. (a)	19,875
8,965	Voyager Therapeutics, Inc. (a)	75,665
4,799	Y-mAbs Therapeutics, Inc. (a)	32,729
		3,038,568
	Building Products - 3.06%
2,043	A O Smith Corp.	168,425
907	AAON, Inc. (b)	67,000
1,137	Advanced Drainage Systems, Inc. (b)	159,908
1,101	Allegion PLC - ADR	139,486
936	American Woodmark Corp. (a)	86,908
1,381	Apogee Enterprises, Inc.	73,759
216	Armstrong World Industries, Inc.	21,237
686	AZEK Co, Inc. (a)	26,239
3,485	Builders FirstSource, Inc. (a)	581,786
224	CSW Industrials, Inc.	46,460
2,177	Fortune Brands Innovations, Inc.	165,757
1,583	Griffon Corp. (b)	96,484
1,371	Insteel Industries, Inc.	52,496
2,042	Janus International Group, Inc. (a)	26,648
2,275	JELD-WEN Holding, Inc. (a)	42,952
473	Lennox International, Inc. (b)	211,677
716	Masonite International Corp. - ADR (a)	60,616
2,034	Masterbrand, Inc. (a)	30,205
1,609	Owens Corning, Inc.	238,502
614	Patrick Industries, Inc.	61,615
3,031	PGT Innovations, Inc. (a)	123,362
2,745	Quanex Building Products Corp.	83,915
2,869	Resideo Technologies, Inc. (a)	53,994
865	Simpson Manufacturing Co., Inc.	171,253
1,851	Trex Co., Inc. (a)(b)	153,244
2,059	UFP Industries, Inc.	258,507
689	Zurn Elkay Water Solutions Corp.	20,263
		3,222,698
	Capital Markets - 2.64%
895	Affiliated Managers Group, Inc.	135,521
1,629	Artisan Partners Asset Management, Inc. - Class A	71,969
2,111	Brightsphere Investment Group, Inc.	40,447
2,029	Carlyle Group, Inc.	82,560
1,219	Cboe Global Markets, Inc.	217,665
1,025	Cohen & Steers, Inc. (b)	77,623
334	Diamond Hill Investment Group, Inc.	55,307
1,980	Donnelley Financial Solutions, Inc. (a)	123,493
1,019	Evercore, Inc. - Class A	174,300
521	FactSet Research Systems, Inc.	248,543
859	Hamilton Lane, Inc. - Class A	97,445
1,127	Houlihan Lokey, Inc. (b)	135,138
4,225	Invesco Ltd. - ADR	75,374
2,781	Janus Henderson Group PLC - ADR	83,847
510	MarketAxess Holdings, Inc.	149,353
1,066	Moelis & Co. - Class A (b)	59,835
113	Morningstar, Inc.	32,345
4,517	Open Lending Corp. (a)	38,440
341	Piper Sandler Cos	59,631
1,011	PJT Partners, Inc. - Class A	102,990
5,159	Robinhood Markets, Inc. - Class A (a)	65,726
1,754	SEI Investments Co.	111,467
1,047	Silvercrest Asset Management Group, Inc. - Class A	17,799
2,110	Stifel Financial Corp.	145,906
1,242	StoneX Group, Inc. (a)	91,697
926	TPG, Inc.	39,975
777	Valhi, Inc.	11,803
3,300	Virtu Financial, Inc. - Class A	66,858
293	Virtus Investment Partners, Inc. (b)	70,836
5,681	WisdomTree, Inc.	39,369
2,169	XP, Inc. - Class A - ADR	56,546
		2,779,808
	Chemicals - 1.07%
1,698	AdvanSix, Inc.	50,872
1,053	Avient Corp.	43,773
2,211	Axalta Coating Systems, Ltd. - ADR (a)	75,108
565	Cabot Corp.	47,178
3,196	Element Solutions, Inc.	73,955
580	H.B. Fuller Co.	47,218
948	Hawkins, Inc.	66,758
2,032	Huntsman Corp.	51,064
461	Ingevity Corp. (a)	21,768
464	Innospec, Inc.	57,183
1,084	Koppers Holdings, Inc.	55,522
460	Minerals Technologies, Inc.	32,803
81	NewMarket Corp.	44,212
2,726	Olin Corp.	147,068
746	Orion SA - ADR	20,687
1,698	RPM International, Inc.	189,548
2,871	Tronox Holdings PLC - ADR	40,653
1,551	Valvoline, Inc. (a)(b)	58,287
		1,123,657
	Commercial Services & Supplies - 1.31%
835	ABM Industries, Inc.	37,433
4,135	ACCO Brands Corp.	25,141
1,161	ACV Auctions, Inc. - Class A (a)	17,589
6,829	ADT, Inc. (b)	46,574
1,147	Avery Dennison Corp.	231,877
2,399	BrightView Holdings, Inc. (a)	20,200
280	Casella Waste Systems, Inc. - Class A (a)	23,929
1,217	Cimpress PLC - ADR (a)	97,421
670	Clean Harbors, Inc. (a)	116,922
896	Comfort Systems USA, Inc. (b)	184,280
2,045	Deluxe Corp. (b)	43,865
2,111	HNI Corp. (b)	88,303
3,635	Interface, Inc.	45,874
290	McGrath RentCorp	34,690
2,274	MillerKnoll, Inc.	60,670
476	MSA Safety, Inc.	80,363
3,927	NL Industries, Inc.	22,030
2,956	Steelcase, Inc. - Class A	39,965
718	Stericycle, Inc. (a)	35,584
246	Tetra Tech, Inc.	41,065
720	The Brinks Co.	63,324
1,133	Vestis Corp.	23,952
		1,381,051
	Communications Equipment - 1.09%
922	Aviat Networks, Inc. (a)	30,113
2,439	Calix, Inc. (a)	106,560
2,972	Cambium Networks Corp. - ADR (a)	17,832
1,529	Ciena Corp. (a)	68,820
1,147	Clearfield, Inc. (a)(b)	33,355
1,906	Comtech Telecommunications Corp.	16,068
1,468	Digi International, Inc. (a)	38,168
11,787	DZS, Inc. (a)	23,220
1,814	EchoStar Corp. - Class A (a)(b)	30,058
8,801	Extreme Networks, Inc. (a)	155,250
996	F5, Inc. (a)	178,264
3,420	Harmonic, Inc. (a)(b)	44,597
4,509	Infinera Corp. (a)	21,418
613	InterDigital, Inc. (b)	66,535
5,889	Juniper Networks, Inc.	173,608
1,293	NETGEAR, Inc. (a)	18,852
1,833	NetScout Systems, Inc. (a)	40,234
14,036	Ribbon Communications, Inc. (a)	40,704
490	ViaSat, Inc. (a)	13,695
2,605	Viavi Solutions, Inc. (a)	26,232
		1,143,583
	Construction & Engineering - 1.55%
2,048	AECOM	189,297
3,348	API Group Corp. (a)	115,841
862	Arcosa, Inc.	71,236
1,209	Bowman Consulting Group Ltd. (a)	42,944
2,539	Concrete Pumping Holdings, Inc. (a)	20,820
388	Dycom Industries, Inc. (a)(b)	44,655
1,010	EMCOR Group, Inc.	217,584
1,685	Fluor Corp. (a)	66,001
475	Granite Construction, Inc. (b)	24,158
1,419	IES Holdings, Inc. (a)	112,413
1,792	KBR, Inc.	99,295
909	MasTec, Inc. (a)	68,829
559	MYR Group, Inc. (a)	80,848
1,083	Northwest Pipe Co. (a)	32,772
500	NV5 Global, Inc. (a)	55,560
1,601	Primoris Services Corp.	53,169
1,686	Sterling Infrastructure, Inc. (a)	148,250
7,872	Tutor Perini Corp. (a)	71,635
2,661	WillScot Mobile Mini Holdings Corp. (a)	118,415
		1,633,722
	Construction Materials - 0.23%
526	Eagle Materials, Inc.	106,694
593	Knife River Corporation (a)(b)	39,245
1,631	Summit Materials, Inc. (a)	62,728
135	United States Lime & Minerals, Inc.	31,097
		239,764
	Consumer Finance - 1.14%
2,778	Ally Financial, Inc.	97,008
2,036	Atlanticus Holdings Corp. (a)	78,732
4,223	Consumer Portfolio Services, Inc. (a)	39,569
203	Credit Acceptance Corp. (a)(b)	108,144
2,599	Enova International, Inc. (a)	143,881
501	FirstCash Holdings, Inc.	54,303
3,767	LendingClub Corp. (a)	32,924
6,122	Navient Corp.	113,992
651	Nelnet, Inc. - Class A	57,431
3,056	OneMain Holdings, Inc.	150,355
12,418	OppFi, Inc. (a)	63,580
648	PRA Group, Inc. (a)	16,978
2,126	PROG Holdings, Inc. (a)(b)	65,715
1,540	Regional Management Corp.	38,623
6,455	SLM Corp. (b)	123,420
454	Upstart Holdings, Inc. (a)	18,550
		1,203,205
	Containers & Packaging - 0.80%
456	AptarGroup, Inc.	56,371
1,281	Ardagh Group SA - ADR (a)(c)(d)(e)	0
1,679	Berry Global Group, Inc. (b)	113,148
428	Crown Holdings, Inc.	39,414
3,392	Graphic Packaging Holding Co.	83,613
696	Greif, Inc. - Class A	45,651
436	Greif, Inc. - Class B	28,780
2,215	Myers Industries, Inc.	43,303
3,037	O-I Glass, Inc. (a)	49,746
1,166	Packaging Corp. of America	189,953
250	Silgan Holdings, Inc. (b)	11,312
706	Sonoco Products Co.	39,444
338	UFP Technologies, Inc. (a)	58,150
2,132	WestRock Co.	88,521
		847,406
	Distributors - 0.02%
2,813	Funko, Inc. - Class A (a)	21,744
	Diversified Consumer Services - 1.32%
1,613	Adtalem Global Education, Inc. (a)	95,086
231	Bright Horizons Family Solutions, Inc. (a)	21,769
1,135	Chegg, Inc. (a)	12,894
1,036	Coursera, Inc. (a)	20,067
207	Duolingo, Inc. (a)	46,958
6,121	Envela Corp. (a)	29,748
2,598	Frontdoor, Inc. (a)	91,502
112	Graham Holdings Co. - Class B	78,010
840	Grand Canyon Education, Inc. (a)	110,914
3,807	H&R Block, Inc. (b)	184,145
401	Hillenbrand, Inc.	19,188
850	Laureate Education, Inc.	11,653
6,026	Lincoln Educational Services Corp. (a)	60,501
1,233	Matthews International Corp. - Class A	45,189
15,467	Nerdy, Inc. (a)	53,052
8,341	Perdoceo Education Corp.	146,468
295	Service Corp International/US (b)	20,193
523	Strategic Education, Inc. (b)	48,310
2,317	Stride, Inc. (a)	137,560
3,358	Udemy, Inc. (a)	49,463
12,746	WW International, Inc. (a)(b)	111,528
		1,394,198
	Diversified Financial Services - 0.73%
1,609	Alerus Financial Corp.	36,026
2,868	A-Mark Precious Metals, Inc. (b)	86,757
18,065	Douglas Elliman, Inc.	53,292
775	Encore Capital Group, Inc. (a)	39,331
6,371	Equitable Holdings, Inc.	212,154
3,820	Jefferies Financial Group, Inc.	154,366
1,560	Primis Financial Corp.	19,750
2,295	Voya Financial, Inc.	167,443
		769,119
	Diversified Telecommunication Services - 0.21%
558	Cogent Communications Holdings, Inc.	42,442
593	GCI Liberty, Inc. SR Escrow (a)(c)(d)(e)	536
3,834	IDT Corp. - Class B (a)	130,701
4,385	Ooma, Inc. (a)	47,051
		220,730
	Electric Utilities - 0.23%
583	ALLETE, Inc.	35,656
2,991	Genie Energy Ltd. - Class B	84,137
2,705	Hawaiian Electric Industries, Inc.	38,384
740	OGE Energy Corp.	25,848
819	Pinnacle West Capital Corp.	58,837
		242,862
	Electrical Equipment - 2.09%
856	Acuity Brands, Inc.	175,334
1,116	Allient, Inc.	33,714
1,857	Array Technologies, Inc. (a)	31,198
1,540	Atkore, Inc. (a)(b)	246,400
1,104	AZZ, Inc.	64,131
1,016	Belden, Inc.	78,486
1,196	Encore Wire Corp. (b)	255,466
734	EnerSys	74,105
1,477	Enovix Corp. (a)	18,492
799	Franklin Electric Co., Inc.	77,223
228	Generac Holdings, Inc. (a)(b)	29,467
14,577	GrafTech International Ltd.	31,924
685	Hubbell, Inc.	225,317
4,811	LSI Industries, Inc.	67,739
2,620	nVent Electric PLC - ADR	154,816
637	Powell Industries, Inc.	56,311
910	Preformed Line Products Co.	121,813
849	Regal Rexnord Corp. (b)	125,669
1,492	Sensata Technologies Holding PLC - ADR	56,054
2,001	Thermon Group Holdings, Inc. (a)	65,173
2,879	Vertiv Holdings Co. - Class A	138,278
849	Vicor Corp. (a)	38,154
271	Woodward Governor Co.	36,891
		2,202,155
	Electronic Equipment, Instruments & Components - 2.10%
3,654	Arlo Technologies, Inc. (a)(b)	34,786
1,052	Arrow Electronics, Inc. (a)	128,607
1,446	Avnet, Inc.	72,878
1,066	Benchmark Electronics, Inc.	29,464
1,908	Cognex Corp.	79,640
1,583	Coherent Corp. (a)(b)	68,908
1,302	CTS Corp.	56,949
1,199	Dolby Laboratories, Inc. - Class A	103,330
435	Fabrinet - ADR (a)	82,794
694	FARO Technologies, Inc. (a)	15,636
832	Insight Enterprises, Inc. (a)(b)	147,422
252	IPG Photonics Corp. (a)	27,352
4,528	Iteris, Inc. (a)	23,546
409	Itron, Inc. (a)	30,884
1,851	Jabil, Inc.	235,817
2,685	Knowles Corp. (a)	48,088
216	Littelfuse, Inc.	57,793
3,287	Luna Innovations, Inc. (a)	21,859
384	Mesa Laboratories, Inc.	40,232
788	Methode Electronics, Inc.	17,911
3,428	Napco Security Technologies, Inc.	117,409
501	Novanta, Inc. - ADR (a)	84,373
364	OSI Systems, Inc. (a)	46,974
1,217	PC Connection, Inc.	81,795
272	Plexus Corp. (a)	29,411
1,144	Richardson Electronics Ltd/United States	15,272
1,153	Sanmina Corp. (a)(b)	59,230
1,282	ScanSource, Inc. (a)	50,780
726	TD SYNNEX Corp.	78,125
30,995	Tingo Group, Inc. (a)(c)(d)(e)	10,693
3,515	TTM Technologies, Inc. (a)	55,572
437	Universal Display Corp.	83,581
2,848	Vishay Intertechnology, Inc.	68,267
2,979	Vontier Corp.	102,924
		2,208,302
	Energy Equipment & Services - 1.07%
3,136	Archrock, Inc.	48,294
1,624	Bristow Group, Inc. (a)	45,911
2,408	ChampionX Corp. (b)	70,338
8,676	Helix Energy Solutions Group, Inc. (a)	89,189
736	Helmerich & Payne, Inc. (b)	26,658
2,133	Liberty Energy, Inc. (b)	38,693
346	Nabors Industries Ltd. - ADR (a)	28,244
5,229	National Energy Services Reunited Corp. - ADR (a)	31,897
8,901	Newpark Resources, Inc. (a)	59,103
990	Noble Corp PLC - ADR	47,678
3,407	NOV, Inc.	69,094
3,036	Oceaneering International, Inc. (a)	64,606
4,821	Oil States International, Inc. (a)	32,735
6,082	Patterson-UTI Energy, Inc.	65,686
4,112	ProPetro Holding Corp. (a)	34,459
3,744	RPC, Inc. (b)	27,256
4,094	TechnipFMC PLC - ADR	82,453
9,166	TETRA Technologies, Inc. (a)	41,430
440	Tidewater, Inc. (a)	31,728
5,080	US Silica Holdings, Inc. (a)	57,455
739	Valaris Ltd. - ADR (a)	50,673
822	Weatherford International PLC - ADR (a)	80,416
		1,123,996
	Entertainment - 0.25%
496	Atlanta Braves Holdings, Inc. - Class C (a)	19,632
34,723	Loop Media, Inc. (a)(b)	34,723
96	Madison Square Garden Sports Corp. (a)	17,456
13,137	Playstudios, Inc. (a)	35,601
3,749	Playtika Holding Corp. (a)	32,691
2,021	The Marcus Corp. (b)	29,466
853	TKO Group Holdings, Inc.	69,588
3,235	Vivid Seats, Inc. - Class A (a)(b)	20,445
		259,602
	Financial Services - 0.67%
1,067	Affirm Holdings, Inc. (a)(b)	52,432
3,251	Corebridge Financial, Inc. (b)	70,417
1,805	Enact Holdings, Inc.	52,147
2,102	International Money Express, Inc. (a)	46,433
2,576	Jackson Financial, Inc. - Class A	131,891
1,734	NCR Atleos Corp. (a)	42,119
746	Remitly Global, Inc. (a)(b)	14,487
608	Shift4 Payments, Inc. - Class A (a)(b)	45,199
5,782	SoFi Technologies, Inc. (a)	57,531
2,622	StoneCo Ltd. - Class A - ADR (a)	47,275
3,053	Toast, Inc. - Class A (a)(b)	55,748
8,003	UWM Holdings Corp. (b)	57,221
2,069	Velocity Financial, Inc. (a)	35,628
		708,528
	Food & Staples Retailing - 1.75%
5,285	Albertsons Cos, Inc. - Class A	121,555
1,011	Andersons, Inc.	58,173
2,977	BJ's Wholesale Club Holdings, Inc. (a)	198,447
826	Casey's General Stores, Inc.	226,935
1,608	Grocery Outlet Holding Corp. (a)(b)	43,352
4,122	HF Foods Group, Inc. (a)	22,012
1,257	Ingles Markets, Inc. - Class A	108,567
828	Maplebear, Inc. (a)(b)	19,433
3,381	Natural Grocers by Vitamin Cottage, Inc.	54,096
3,422	Performance Food Group Co. (a)	236,631
396	PriceSmart, Inc.	30,009
3,427	SpartanNash Co.	78,650
4,490	Sprouts Farmers Market, Inc. (a)(b)	216,014
1,091	The Chefs' Warehouse, Inc. (a)	32,108
3,654	United Natural Foods, Inc. (a)	59,304
4,393	US Foods Holding Corp. (a)(b)	199,486
2,516	Village Super Market, Inc. - Class A	65,995
1,221	Weis Markets, Inc. (b)	78,095
		1,848,862
	Food Products - 0.67%
1,132	Cal-Maine Foods, Inc. (b)	64,965
1,901	Darling International, Inc. (a)	94,746
4,417	Flowers Foods, Inc.	99,427
1,120	Fresh Del Monte Produce, Inc. - ADR	29,400
267	Freshpet, Inc. (a)(b)	23,165
813	Ingredion, Inc.	88,235
160	J&J Snack Foods Corp.	26,742
383	John B. Sanfilippo & Son, Inc.	39,464
291	Lancaster Colony Corp. (b)	48,420
467	Pilgrim's Pride Corp. (a)	12,917
749	Post Holdings, Inc. (a)(b)	65,957
929	Simply Good Foods Co. (a)(b)	36,788
488	TreeHouse Foods, Inc. (a)	20,228
3,411	Vital Farms, Inc. (a)	53,519
		703,973
	Gas Utilities - 0.37%
1,170	Brookfield Infrastructure Corp. - Class A - ADR	41,278
5,214	EQT Corp. (b)	201,573
462	National Fuel Gas Co. (b)	23,178
1,198	ONE Gas, Inc. (b)	76,337
2,101	UGI Corp. (b)	51,685
		394,051
	Ground Transportation - 0.06%
1,042	Hertz Global Holdings, Inc. (a)(b)	10,826
1,868	Lyft, Inc. - Class A (a)	28,001
363	U-Haul Holding Co. - Non Voting Shares	25,570
		64,397
	Health Care Equipment & Supplies - 2.25%
3,514	Alphatec Holdings, Inc. (a)	53,097
2,672	AngioDynamics, Inc. (a)	20,948
1,594	Anika Therapeutics, Inc. (a)(b)	36,120
942	AtriCure, Inc. (a)(b)	33,620
1,771	Avanos Medical, Inc. (a)	39,724
216	Axonics, Inc. (a)	13,442
16,980	Cerus Corp. (a)	36,677
147	CONMED Corp.	16,098
2,429	DENTSPLY SIRONA, Inc.	86,448
3,004	Embecta Corp.	56,866
390	Enovis Corp. (a)	21,848
2,291	Envista Holdings Corp. (a)	55,121
6,758	Figs, Inc. - Class A (a)	46,968
263	Glaukos Corp. (a)	20,906
235	Globus Medical, Inc. - Class A (a)(b)	12,523
626	Haemonetics Corp. (a)	53,529
989	Inari Medical, Inc. (a)(b)	64,206
1,633	Inmode Ltd. - ADR (a)	36,318
3,347	Inogen, Inc. (a)	18,375
479	Integer Holdings Corp. (a)(b)	47,459
1,044	Integra LifeSciences Holdings Corp. (a)	45,466
1,234	iRadimed Corp.	58,578
580	iRhythm Technologies, Inc. (a)	62,083
7,288	KORU Medical Systems, Inc. (a)	17,892
1,267	Lantheus Holdings, Inc. (a)(b)	78,554
1,238	LeMaitre Vascular, Inc.	70,269
512	LivaNova PLC - ADR (a)	26,491
591	Masimo Corp. (a)(b)	69,271
534	Merit Medical Systems, Inc. (a)	40,563
952	Neogen Corp. (a)	19,145
1,236	Nevro Corp. (a)	26,599
1,415	Novocure Ltd. - ADR (a)	21,126
9,244	OraSure Technologies, Inc. (a)	75,801
3,139	Orthofix Medical, Inc. (a)	42,314
474	Penumbra, Inc. (a)	119,230
463	QuidelOrtho Corp. (a)(b)	34,123
1,223	Sanara Medtech, Inc. (a)	50,265
2,225	Semler Scientific, Inc. (a)	98,545
620	Shockwave Medical, Inc. (a)	118,147
1,859	SI-BONE, Inc. (a)(b)	39,020
1,248	Silk Road Medical, Inc. (a)	15,313
1,258	STAAR Surgical Co. (a)	39,262
1,118	SurModics, Inc. (a)	40,639
6,807	Tactile Systems Technology, Inc. (a)	97,340
1,260	Tandem Diabetes Care, Inc. (a)(b)	37,271
3,049	Tela Bio, Inc. (a)	20,184
240	TransMedics Group, Inc. (a)(b)	18,943
242	Utah Medical Products, Inc.	20,381
1,893	Varex Imaging Corp. (a)	38,807
5,233	Zimvie, Inc. (a)	92,886
6,439	Zynex, Inc. (a)(b)	70,121
		2,374,922
	Health Care Providers & Services - 2.30%
283	Acadia Healthcare Co., Inc. (a)	22,006
1,889	AdaptHealth Corp. (a)(b)	13,771
539	Addus HomeCare Corp. (a)	50,046
5,884	AirSculpt Technologies, Inc. (a)(b)	44,071
846	Amedisys, Inc. (a)	80,421
1,381	AMN Healthcare Services, Inc. (a)(b)	103,409
656	Apollo Medical Holdings, Inc. (a)	25,125
258	Chemed Corp.	150,865
356	CorVel Corp. (a)(b)	88,007
5,262	Cross Country Healthcare, Inc. (a)(b)	119,132
1,089	DaVita, Inc. (a)(b)	114,084
804	Encompass Health Corp.	53,643
2,696	Enhabit, Inc. (a)	27,903
1,703	Fulgent Genetics, Inc. (a)	49,234
553	HealthEquity, Inc. (a)	36,664
2,936	Henry Schein, Inc. (a)	222,284
4,078	InfuSystem Holdings, Inc. (a)	42,982
5,224	Innovage Holding Corp. (a)	31,344
4,771	Joint Corp. (a)	45,849
707	National HealthCare Corp.	65,341
1,573	National Research Corp.	62,228
2,704	Option Care Health, Inc. (a)	91,098
4,143	Owens & Minor, Inc. (a)	79,836
2,306	Patterson Cos., Inc.	65,606
3,785	Pediatrix Medical Group, Inc. (a)	35,200
1,565	Pennant Group, Inc. (a)	21,785
3,193	PetIQ, Inc. (a)	63,062
1,671	Premier, Inc. - Class A	37,363
671	Progyny, Inc. (a)(b)	24,948
1,981	R1 RCM, Inc. (a)(b)	20,939
591	RadNet, Inc. (a)	20,549
1,378	Select Medical Holdings Corp.	32,383
926	Surgery Partners, Inc. (a)(b)	29,623
1,777	Tenet Healthcare Corp. (a)(b)	134,288
898	The Ensign Group, Inc. (b)	100,764
995	Universal Health Services, Inc. - Class B	151,678
245	US Physical Therapy, Inc.	22,819
5,109	Viemed Healthcare, Inc. - ADR (a)	40,106
		2,420,456
	Health Care Technology - 0.37%
1,866	Computer Programs and Systems, Inc. (a)	20,899
1,709	HealthStream, Inc.	46,194
477	Inspire Medical Systems, Inc. (a)	97,036
34,068	Multiplan Corp. (a)	49,058
419	Omnicell, Inc. (a)	15,767
1,738	Phreesia, Inc. (a)	40,235
3,703	Teladoc Health, Inc. (a)(b)	79,800
3,872	Veradigm, Inc. (a)	40,617
		389,606
	Hotels, Restaurants & Leisure - 2.10%
2,267	Aramark	63,703
327	Biglari Holdings, Inc. - Class B (a)	53,932
731	BJ's Restaurants, Inc. (a)	26,323
2,168	Bloomin' Brands, Inc. (b)	61,029
1,995	Bluegreen Vacations Holding Corp. (b)	149,864
1,258	Boyd Gaming Corp.	78,763
1,010	Brinker International, Inc. (a)(b)	43,612
8,377	Carrols Restaurant Group, Inc.	66,011
3,819	Century Casinos, Inc. (a)	18,637
478	Choice Hotels International, Inc. (b)	54,157
480	Churchill Downs, Inc.	64,766
1,016	Chuy's Holdings, Inc. (a)	38,842
1,072	Dave & Buster's Entertainment, Inc. (a)(b)	57,727
2,832	Everi Holdings, Inc. (a)	31,917
677	Golden Entertainment, Inc.	27,033
1,461	Hilton Grand Vacations, Inc. (a)	58,703
644	Hyatt Hotels Corp. - Class A	83,984
3,157	Inspired Entertainment, Inc. (a)	31,191
3,100	International Game Technology PLC	84,971
214	Jack in the Box, Inc.	17,469
427	Kura Sushi USA, Inc. - Class A (a)	32,452
1,433	Light & Wonder, Inc. (a)	117,664
597	Marriott Vacations Worldwide Corp. (b)	50,679
498	Nathan's Famous, Inc.	38,849
1,978	Norwegian Cruise Line Holdings, Ltd. - ADR (a)(b)	39,639
3,028	ONE Group Hospitality, Inc. (a)(e)	18,531
618	Papa John's International, Inc.	47,110
2,241	Penn Entertainment, Inc. (a)	58,311
406	Planet Fitness, Inc. - Class A (a)(b)	29,638
3,399	PlayAGS, Inc. (a)	28,654
623	RCI Hospitality Holdings, Inc.	41,280
710	Red Rock Resorts, Inc. - Class A (b)	37,864
777	SeaWorld Entertainment, Inc. (a)	41,049
265	Shake Shack, Inc. - Class A (a)	19,642
8,027	Target Hospitality Corp. (a)	78,103
563	Texas Roadhouse, Inc.	68,816
790	Travel + Leisure Co.	30,881
226	Vail Resorts, Inc.	48,244
614	Wingstop, Inc.	157,540
689	Wyndham Hotels & Resorts, Inc.	55,402
709	Wynn Resorts Ltd.	64,597
		2,217,579
	Household Durables - 2.84%
1,900	Beazer Homes USA, Inc. (a)	64,201
285	Cavco Industries, Inc. (a)(b)	98,787
692	Century Communities, Inc.	63,069
2,995	Cricut, Inc. - Class A	19,737
2,485	Ethan Allen Interiors, Inc. (b)	79,321
6,318	GoPro, Inc. - Class A (a)	21,923
2,156	Green Brick Partners, Inc. (a)(e)	111,983
358	Helen of Troy, Ltd. - ADR (a)(b)	43,250
629	Hovnanian Enterprises, Inc. - Class A (a)	97,885
635	Installed Building Products, Inc.	116,091
932	iRobot Corp. (a)	36,068
1,178	KB Home	73,578
5,380	Landsea Homes Corp. (a)	70,693
2,098	La-Z-Boy, Inc.	77,458
716	Leggett & Platt, Inc.	18,738
151	LGI Homes, Inc. (a)	20,107
1,726	Lovesac Co. (a)(b)	44,099
878	M.D.C Holdings, Inc. (b)	48,509
840	M/I Homes, Inc. (a)	115,702
643	Meritage Homes Corp.	112,011
686	Mohawk Industries, Inc. (a)	71,001
3,985	PulteGroup, Inc.	411,332
12,799	Purple Innovation, Inc. (a)	13,183
1,061	Roku, Inc. (a)	97,251
1,396	Skyline Champion Corp. (a)(b)	103,667
2,136	Snap One Holdings Corp. (a)	19,032
3,326	Sonos, Inc. (a)	57,008
2,661	Taylor Morrison Home Corp. (a)	141,964
3,862	Tempur Sealy International, Inc.	196,846
1,872	Toll Brothers, Inc. (b)	192,423
528	TopBuild Corp. (a)	197,609
4,096	Traeger, Inc. (a)	11,182
3,387	Tri Pointe Homes, Inc. (a)	119,900
2,153	Turtle Beach Corp. (a)	23,575
		2,989,183
	Household Products - 0.20%
537	Central Garden & Pet Co. (a)	26,909
890	Central Garden & Pet Co. - Class A (a)	39,195
597	Energizer Holdings, Inc. (b)	18,913
245	Spectrum Brands Holdings, Inc. (b)	19,544
438	WD-40 Co. (b)	104,713
		209,274
	Independent Power and Renewable Electricity Producers - 0.34%
956	Brookfield Renewable Corp. - Class A - ADR	27,523
1,386	Clearway Energy, Inc. - Class A	35,454
1,580	Clearway Energy, Inc. - Class C	43,339
1,295	NRG Energy, Inc. (b)	66,952
4,913	Vistra Corp.	189,249
		362,517
	Industrial Conglomerates - 0.38%
747	Carlisle Companies, Inc.	233,385
1,033	Otter Tail Corp. (b)	87,774
8	Seaboard Corp.	28,561
343	Standex International Corp.	54,324
		404,044
	Insurance - 2.95%
2,420	Ambac Financial Group, Inc. (a)	39,882
2,669	American Equity Investment Life Holding Co. (a)(b)	148,930
1,435	American Financial Group, Inc.	170,607
619	AMERISAFE, Inc. (b)	28,957
603	Assurant, Inc.	101,599
1,300	Assured Guaranty, Ltd. - ADR (b)	97,279
1,392	Axis Capital Holdings Ltd. - ADR	77,075
733	Brighthouse Financial, Inc. (a)	38,790
2,661	CNO Financial Group, Inc.	74,242
2,200	Donegal Group, Inc. - Class A	30,778
662	Employers Holdings, Inc.	26,083
141	Enstar Group Ltd. - ADR (a)	41,503
545	Everest Group Ltd. - ADR	192,701
1,488	First American Financial Corp.	95,887
11,950	Genworth Financial, Inc. - Class A (a)	79,826
1,336	Globe Life, Inc.	162,618
269	Goosehead Insurance, Inc. - Class A (a)	20,390
3,853	Greenlight Capital Re, Ltd. - Class A - ADR (a)	44,001
402	Horace Mann Educators Corp.	13,145
249	Investors Title Co.	40,373
4,569	Kingsway Financial Services, Inc. (a)	38,380
376	Kinsale Capital Group, Inc. (b)	125,926
2,940	Lincoln National Corp.	79,292
4,760	MBIA, Inc.	29,131
132	National Western Life Group, Inc. - Class A	63,759
6,325	Old Republic International Corp.	185,955
709	Primerica, Inc.	145,884
946	ProAssurance Corp.	13,045
908	Reinsurance Group of America, Inc.	146,896
774	RenaissanceRe Holdings Ltd. - ADR	151,704
780	RLI Corp.	103,834
1,009	Ryan Specialty Holdings, Inc. (a)(b)	43,407
338	Safety Insurance Group, Inc.	25,685
2,429	Security National Financial Corp. - Class A (a)	21,861
885	Selective Insurance Group, Inc.	88,040
1,050	Stewart Information Services Corp.	61,688
3,491	Tiptree, Inc.	66,189
757	United Fire Group, Inc.	15,231
3,551	Unum Group	160,576
15	White Mountains Insurance Group Ltd. - ADR	22,575
		3,113,724
	Interactive Media & Services - 0.65%
3,229	Cargurus, Inc. (a)(b)	78,013
5,388	Cars.com, Inc. (a)	102,210
10,815	DHI Group, Inc. (a)	28,011
6,256	EverQuote, Inc. - Class A (a)	76,573
405	IAC, Inc. (a)	21,214
1,795	MediaAlpha, Inc. - Class A (a)	20,014
2,363	TripAdvisor, Inc. (a)	50,875
18,058	TrueCar, Inc. (a)	62,481
2,787	Yelp, Inc. (a)	131,937
1,698	Zillow Group, Inc. - Class C (a)	98,246
791	ZoomInfo Technologies, Inc. (a)(b)	14,626
		684,200
	Internet & Direct Marketing Retail - 0.31%
5,674	1-800-Flowers.com, Inc. - Class A (a)	61,166
9,844	CarParts.com, Inc. (a)	31,107
6,393	Duluth Holdings, Inc. - Class B (a)	34,394
3,825	Lands' End, Inc. (a)	36,567
2,777	PetMed Express, Inc.	20,994
931	Shutterstock, Inc.	44,949
1,526	Wayfair, Inc. - Class A (a)(b)	94,154
		323,331
	IT Services - 2.84%
2,210	Amdocs Ltd. - ADR	194,237
2,246	BigCommerce Holdings, Inc. - Series 1 (a)	21,854
2,269	Booz Allen Hamilton Holding Corp.	290,228
1,847	Bread Financial Holdings, Inc. (b)	60,840
13,671	Brightcove, Inc. (a)	35,408
529	CACI International, Inc. - Class A (a)	171,322
1,526	Cass Information Systems, Inc.	68,746
1,007	Concentrix Corp.	98,897
7,299	Conduent, Inc. (a)	26,641
2,156	Couchbase, Inc. (a)(b)	48,553
1,962	CSG Systems International, Inc.	104,398
409	DigitalOcean Holdings, Inc. (a)(b)	15,006
4,873	DXC Technology Co. (a)	111,446
639	Euronet Worldwide, Inc. (a)	64,852
1,334	EVERTEC, Inc. - ADR	54,614
3,725	ExlService Holdings, Inc. (a)	114,916
3,389	Genpact, Ltd. - ADR	117,632
2,713	Gogo, Inc. (a)	27,483
4,974	Grid Dynamics Holdings, Inc. (a)	66,303
3,989	IBEX Holdings Ltd. - ADR (a)	75,831
14,346	Information Services Group, Inc.	67,570
3,571	Kyndryl Holdings, Inc. (a)	74,205
2,572	LiveRamp Holdings, Inc. (a)	97,427
1,558	Liquidity Services, Inc. (a)	26,813
1,068	Maximus, Inc.	89,563
1,573	Perficient, Inc. (a)	103,535
42,452	Rackspace Technology, Inc. (a)	84,904
578	Science Applications International Corp.	71,857
5,812	SolarWinds Corp. (a)	72,592
1,732	Squarespace, Inc. - Class A (a)	57,173
4,254	The Hackett Group, Inc.	96,864
6,648	The Western Union Co.	79,244
14,591	Thoughtworks Holding, Inc. (a)	70,183
19,576	Unisys Corp. (a)	110,017
2,139	Verra Mobility Corp. (a)	49,261
369	WEX, Inc. (a)	71,789
		2,992,204
	Leisure Products - 1.19%
1,131	Acushnet Holdings Corp. (b)	71,445
1,380	Brunswick Corp. (b)	133,515
2,541	Clarus Corp.	17,520
477	Hasbro, Inc.	24,356
1,750	Hayward Holdings, Inc. (a)	23,800
1,932	JAKKS Pacific, Inc. (a)	68,683
509	Johnson Outdoors, Inc. - Class A	27,191
856	Malibu Boats, Inc. - Class A (a)	46,926
3,358	Marine Products Corp.	38,281
2,894	MasterCraft Boat Holdings, Inc. (a)	65,520
6,336	Mattel, Inc. (a)	119,624
3,458	Peloton Interactive, Inc. - Class A (a)	21,059
1,002	Polaris, Inc. (b)	94,960
611	Pool Corp. (b)	243,612
3,842	Smith & Wesson Brands, Inc.	52,097
3,865	Solo Brands, Inc. - Class A (a)(b)	23,808
817	Sturm Ruger & Co, Inc.	37,133
2,451	Vista Outdoor, Inc. (a)	72,476
1,459	YETI Holdings, Inc. (a)(b)	75,547
		1,257,553
	Life Sciences Tools & Services - 0.88%
1,289	10X Genomics, Inc. - Class A (a)	72,132
2,048	Bio-Techne Corp.	158,024
1,583	Bruker Corp.	116,319
503	Charles River Laboratories International, Inc. (a)	118,909
20,361	Codexis, Inc. (a)	62,101
14,450	Harvard Bioscience, Inc. (a)	77,307
7,285	Maravai LifeSciences Holdings, Inc. - Class A (a)	47,717
517	Medpace Holdings, Inc. (a)	158,476
1,697	Pacific Biosciences of California, Inc. (a)	16,648
2,221	QIAGEN NV - ADR (a)	96,458
		924,091
	Machinery - 3.73%
1,016	AGCO Corp.	123,353
225	Alamo Group, Inc.	47,293
1,469	Allison Transmission Holdings, Inc.	85,422
506	Astec Industries, Inc.	18,823
525	Badger Meter, Inc.	81,044
840	Barnes Group, Inc.	27,409
260	Chart Industries, Inc. (a)(b)	35,446
1,262	Columbus McKinnon Corp.	49,243
4,221	Commercial Vehicle Group, Inc. (a)	29,589
734	Crane Co. (b)	86,715
734	Crane NXT Co. (b)	41,743
1,863	Donaldson Co., Inc.	121,747
2,190	Energy Recovery, Inc. (a)	41,260
547	Enpro, Inc. (b)	85,737
1,166	Esab Corp. (b)	100,999
272	ESCO Technologies, Inc.	31,832
753	Federal Signal Corp.	57,785
1,122	Flowserve Corp.	46,249
3,275	Gates Industrial Corp PLC - ADR (a)	43,951
2,320	Graco, Inc.	201,283
570	Helios Technologies, Inc.	25,849
640	ITT, Inc.	76,365
449	John Bean Technologies Corp.	44,653
293	Kadant, Inc.	82,131
1,046	Kennametal, Inc. (b)	26,976
866	Lincoln Electric Holdings, Inc. (b)	188,320
154	Lindsay Corp.	19,891
3,912	Manitowoc Co., Inc. (a)	65,291
4,350	Mueller Industries, Inc. (b)	205,103
1,838	Mueller Water Products, Inc. - Class A	26,467
803	Nordson Corp.	212,120
577	Omega Flex, Inc.	40,684
905	Oshkosh Corp.	98,111
1,428	Pentair PLC - ADR	103,830
1,071	Proto Labs, Inc. (a)(b)	41,726
143	RBC Bearings, Inc. (a)(b)	40,739
4,293	REV Group, Inc.	78,004
2,159	Shyft Group, Inc.	26,383
1,026	Snap-on, Inc.	296,350
626	SPX Technologies, Inc. (a)	63,232
591	Tennant Co.	54,780
1,738	Terex Corp.	99,865
610	The Middleby Corp. (a)(b)	89,774
970	The Timken Co.	77,746
4,666	Titan International, Inc. (a)(b)	69,430
1,609	Toro Co.	154,448
1,035	TriMas Corp.	26,217
379	Valmont Industries, Inc. (b)	88,500
1,575	Wabash National Corp. (b)	40,352
510	Watts Water Technologies, Inc. - Class A	106,253
		3,926,513
	Marine - 0.27%
501	Eagle Bulk Shipping, Inc. - ADR (b)	27,755
2,455	Genco Shipping & Trading Ltd. - ADR	40,728
1,577	Golden Ocean Group Ltd. - ADR	15,392
747	Kirby Corp. (a)	58,625
1,003	Matson, Inc.	109,929
9,051	Safe Bulkers, Inc. - ADR	35,570
		287,999
	Media - 0.97%
5,242	Advantage Solutions, Inc. (a)	18,976
954	AMC Networks, Inc. - Class A (a)	17,926
7,233	Entravision Communications Corp. - Class A	30,162
2,882	Gambling.com Group Ltd. - ADR (a)	28,100
11,078	Gannett Co, Inc. (a)	25,479
2,271	Gray Television, Inc.	20,348
4,925	iHeartMedia, Inc. - Class A (a)	13,150
870	John Wiley & Sons, Inc. - Class A	27,614
4,323	Liberty Latin America Ltd. - Class A - ADR (a)	31,601
2,759	Liberty Latin America Ltd. - Class C - ADR (a)	20,251
656	Liberty Media Corp-Liberty SiriusXM (a)	18,880
5,686	News Corp. - Class A	139,591
2,667	News Corp. - Class B (b)	68,595
543	Nexstar Media Group, Inc. (b)	85,115
1,467	Scholastic Corp.	55,306
1,227	Sinclair, Inc.	15,988
3,522	TEGNA, Inc.	53,887
2,882	The E.W. Scripps Co. - Class A (a)	23,027
4,652	The Interpublic Group of Companies, Inc. (b)	151,841
2,353	The New York Times Co. - Class A	115,273
2,391	Thryv Holdings, Inc. (a)	48,657
246	Value Line, Inc.	11,992
		1,021,759
	Metals & Mining - 2.00%
1,211	Alcoa Corp.	41,174
598	Alpha Metallurgical Resources, Inc. (b)	202,674
1,212	ATI, Inc. (a)(b)	55,110
447	Carpenter Technology Corp.	31,647
7,409	Cleveland-Cliffs, Inc. (a)	151,292
2,304	Commercial Metals Co.	115,292
1,797	Constellium SE - ADR (a)	35,868
867	Gibraltar Industries, Inc. (a)	68,476
693	Haynes International, Inc.	39,536
305	Materion Corp.	39,690
2,390	Olympic Steel, Inc.	159,413
1,307	Reliance Steel & Aluminum Co.	365,542
328	Royal Gold, Inc.	39,675
4,713	Ryerson Holding Corp.	163,447
1,101	Schnitzer Steel Industries, Inc. - Class A	33,206
6,980	SunCoke Energy, Inc.	74,965
4,206	TimkenSteel Corp. (a)	98,631
3,948	United States Steel Corp.	192,070
2,494	Warrior Met Coal, Inc.	152,059
570	Worthington Enterprises, Inc. (b)	32,803
570	Worthington Steel, Inc. (a)	16,017
		2,108,587
	Multiline Retail - 0.62%
4,467	Big Lots, Inc.	34,798
565	Dillard's, Inc. - Class A (b)	228,062
3,351	Kohl's Corp. (b)	96,107
8,172	Macy's, Inc. (b)	164,421
3,259	Nordstrom, Inc. (b)	60,128
645	Ollie's Bargain Outlet Holdings, Inc. (a)(b)	48,949
1,251	Savers Value Village, Inc. (a)	21,742
		654,207
	Multi-Utilities - 0.11%
625	Black Hills Corp.	33,719
893	MDU Resources Group, Inc.	17,681
2,546	NiSource, Inc.	67,596
		118,996
	Oil, Gas & Consumable Fuels - 3.07%
3,973	Amplify Energy Corp. (a)	23,560
2,675	Antero Midstream Corp.	33,518
2,752	Antero Resources Corp. (a)	62,415
6,201	APA Corp. (b)	222,492
377	Arch Resources, Inc.	62,559
4,684	Berry Corp.	32,928
1,483	California Resources Corp. (b)	81,090
728	Callon Petroleum Co. (a)	23,587
839	Centrus Energy Corp. - Class A (a)	45,650
1,490	Chesapeake Energy Corp. (b)	114,641
0	Chevron Corp.	0
801	Chord Energy Corp.	133,150
1,011	Civitas Resources, Inc. (b)	69,132
2,890	CNX Resources Corp. (a)(b)	57,800
1,996	CONSOL Energy, Inc.	200,658
1,014	CVR Energy, Inc. (b)	30,724
1,258	Delek US Holdings, Inc. (b)	32,456
1,922	DHT Holdings, Inc. - ADR	18,855
1,595	Dorian LPG, Ltd. - ADR	69,973
205	DT Midstream, Inc.	11,234
3,362	Equitrans Midstream Corp. (b)	34,225
3,711	Evolution Petroleum Corp.	21,561
337	Gulfport Energy Corp. (a)	44,888
1,984	HF Sinclair Corp. (b)	110,251
803	International Seaways, Inc. - ADR	36,520
4,521	Kosmos Energy Ltd. (a)	30,336
4,506	Magnolia Oil & Gas Corp. - Class A	95,933
2,256	Matador Resources Co. (b)	128,276
2,607	Murphy Oil Corp.	111,215
832	NACCO Industries, Inc. - Class A	30,368
1,224	Northern Oil and Gas, Inc. (b)	45,374
3,466	Ovintiv, Inc.	152,227
1,042	Par Pacific Holdings, Inc. (a)	37,898
2,757	PBF Energy, Inc. - Class A	121,198
3,067	Peabody Energy Corp. (b)	74,589
5,097	Permian Resources Corp. (b)	69,319
4,183	Range Resources Corp. (b)	127,331
11,401	Ring Energy, Inc. (a)	16,645
746	Scorpio Tankers, Inc. - ADR	45,357
844	SilverBow Resources, Inc. (a)	24,544
2,509	Sitio Royalties Corp. - Class A	58,987
2,769	SM Energy Co. (b)	107,216
21,175	Southwestern Energy Co. (a)(b)	138,696
1,502	Talos Energy, Inc. (a)	21,373
8,927	Teekay Corp. - ADR (a)	63,828
56	Texas Pacific Land Corp.	88,057
3,217	Uranium Energy Corp. (a)	20,589
6,919	VAALCO Energy, Inc.	31,066
1,111	World Kinect Corp.	25,309
		3,239,598
	Paper & Forest Products - 0.45%
2,267	Boise Cascade Co.	293,259
1,153	Clearwater Paper Corp. (a)	41,646
1,522	Louisiana-Pacific Corp.	107,803
2,770	Resolute Forest Products (a)(c)(d)(e)	3,934
522	Sylvamo Corp.	25,636
		472,278
	Personal Products - 0.85%
7,847	Beauty Health Co. (a)	24,404
2,756	BellRing Brands, Inc. (a)	152,765
3,902	Coty, Inc. - Class A (a)(b)	48,463
994	Edgewell Personal Care Co. (b)	36,410
1,718	elf Beauty, Inc. (a)	247,976
3,785	Herbalife Ltd. - ADR (a)	57,759
658	Inter Parfums, Inc.	94,759
546	Medifast, Inc. (b)	36,702
4,728	Nature's Sunshine Products, Inc. (a)	81,747
1,975	Nu Skin Enterprises, Inc. - Class A	38,355
929	USANA Health Sciences, Inc. (a)	49,794
2,211	Waldencast PLC - Class A - ADR (a)	24,188
		893,322
	Pharmaceuticals - 1.84%
893	Akero Therapeutics, Inc. (a)	20,851
32,894	Amneal Pharmaceuticals, Inc. (a)	199,667
1,744	Amphastar Pharmaceuticals, Inc. (a)	107,866
760	ANI Pharmaceuticals, Inc. (a)	41,906
68,858	Assertio Holdings, Inc. (a)	73,678
48,197	BARK, Inc. (a)	38,823
659	Catalent, Inc. (a)	29,609
4,309	Collegium Pharmaceutical, Inc. (a)(b)	132,631
5,510	Corcept Therapeutics, Inc. (a)	178,965
918	Cymabay Therapeutics, Inc. (a)	21,683
9,211	Elanco Animal Health, Inc. (a)	137,244
4,666	Evolus, Inc. (a)	49,133
2,539	Harmony Biosciences Holdings, Inc. (a)(b)	82,010
7,266	Innoviva, Inc. (a)(b)	116,547
938	Intra-Cellular Therapies, Inc. (a)	67,179
1,114	Jazz Pharmaceuticals PLC - ADR (a)	137,022
10,374	Omeros Corp. (a)(b)	33,923
25,268	Optinose, Inc. (a)	32,596
1,911	Pacira BioSciences, Inc. (a)	64,477
2,601	Perrigo Co Plc - ADR	83,700
1,570	Phibro Animal Health Corp. - Class A	18,181
1,992	Prestige Consumer Healthcare, Inc. (a)	121,950
2,950	Supernus Pharmaceuticals, Inc. (a)	85,373
1,497	Taro Pharmaceutical Industries Ltd. - ADR (a)	62,545
		1,937,559
	Professional Services - 1.49%
4,212	Alight, Inc. - Class A (a)	35,928
965	ASGN, Inc. (a)	92,804
1,010	CBIZ, Inc. (a)	63,216
422	CRA International, Inc.	41,715
379	Exponent, Inc. (b)	33,367
751	Forrester Research, Inc. (a)	20,134
1,236	Franklin Covey Co. (a)	53,803
569	FTI Consulting, Inc. (a)	113,316
648	Huron Consulting Group, Inc. (a)	66,614
520	ICF International, Inc.	69,727
3,798	Innodata, Inc. (a)	30,916
705	Insperity, Inc.	82,640
1,821	Kelly Services, Inc. - Class A	39,370
1,318	Kforce, Inc. (b)	89,044
850	Korn Ferry	50,448
5,393	Legalzoom.com, Inc. (a)	60,941
903	ManpowerGroup, Inc.	71,762
1,112	Parsons Corp. (a)	69,734
3,696	Resources Connection, Inc.	52,372
2,408	Robert Half, Inc. (b)	211,711
610	TriNet Group, Inc. (a)(b)	72,547
3,068	TrueBlue, Inc. (a)	47,063
3,333	Upwork, Inc. (a)	49,562
453	VSE Corp.	29,268
837	Willdan Group, Inc. (a)	17,996
		1,565,998
	Real Estate Management & Development - 0.45%
4,807	Anywhere Real Estate, Inc. (a)	38,985
8,613	Compass, Inc. - Class A (a)	32,385
4,494	Cushman & Wakefield PLC - ADR (a)	48,535
1,245	DigitalBridge Group, Inc. (b)	21,837
6,875	eXp World Holdings, Inc. (b)	106,700
2,406	Forestar Group, Inc. (a)	79,566
523	Jones Lang LaSalle, Inc. (a)(b)	98,779
776	Marcus & Millichap, Inc.	33,896
1,248	RE/MAX Holdings, Inc. - Class A	16,636
		477,319
	Road & Rail - 0.75%
1,081	ArcBest Corp.	129,947
204	Avis Budget Group, Inc.	36,161
1,041	Covenant Logistics Group, Inc. - Class A	47,928
5,512	Daseke, Inc. (a)	44,647
1,518	Knight-Swift Transportation Holdings, Inc.	87,513
856	Landstar System, Inc.	165,764
2,085	PAM Transportation Services, Inc. (a)	43,326
1,484	RXO, Inc. (a)	34,518
766	Ryder System, Inc.	88,136
255	Saia, Inc. (a)(b)	111,746
		789,686
	Semiconductors & Semiconductor Equipment - 2.14%
514	Advanced Energy Industries, Inc. (b)	55,985
2,084	Allegro MicroSystems, Inc. (a)	63,083
4,307	Amkor Technology, Inc.	143,294
1,199	Axcelis Technologies, Inc. (a)(b)	155,498
561	CEVA, Inc. (a)	12,740
1,474	Cirrus Logic, Inc. (a)	122,622
1,566	Cohu, Inc. (a)	55,421
1,130	Credo Technology Group Holding Ltd. - ADR (a)	22,001
1,179	Diodes, Inc. (a)	94,933
823	Entegris, Inc.	98,612
1,653	FormFactor, Inc. (a)	68,947
728	Impinj, Inc. (a)	65,542
2,430	inTEST Corp. (a)	33,048
1,236	Kulicke & Soffa Industries, Inc. (b)	67,634
2,076	Lattice Semiconductor Corp. (a)(b)	143,223
612	MACOM Technology Solutions Holdings, Inc. (a)(b)	56,885
2,638	MaxLinear, Inc. (a)	62,705
830	MKS Instruments, Inc.	85,382
310	NVE Corp.	24,313
649	Onto Innovation, Inc. (a)	99,232
904	PDF Solutions, Inc. (a)	29,055
4,972	Photronics, Inc. (a)	155,972
1,112	Power Integrations, Inc. (b)	91,306
726	Qorvo, Inc. (a)	81,755
2,869	Rambus, Inc. (a)	195,809
276	Silicon Laboratories, Inc. (a)	36,506
2,529	SMART Global Holdings, Inc. - ADR (a)	47,874
1,006	Ultra Clean Holdings, Inc. (a)(b)	34,345
1,626	Veeco Instruments, Inc. (a)	50,455
		2,254,177
	Software - 6.02%
16,427	2U, Inc. (a)	20,205
39,284	8x8, Inc. (a)	148,493
7,306	A10 Networks, Inc.	96,220
2,670	ACI Worldwide, Inc. (a)	81,702
6,699	Adeia, Inc.	83,001
1,402	Agilysys, Inc. (a)	118,918
959	Alarm.com Holdings, Inc. (a)	61,971
1,157	Altair Engineering, Inc. - Class A (a)	97,362
824	Alteryx, Inc. - Class A (a)	38,860
2,127	American Software, Inc. - Class A	24,035
601	Appfolio, Inc. - Class A (a)	104,117
877	Appian Corp. - Class A (a)	33,028
5,272	AppLovin Corp. - Class A (a)	210,089
1,874	Asana, Inc. - Class A (a)	35,625
298	Aspen Technology, Inc. (a)	65,605
1,396	Bentley Systems, Inc. - Class B (b)	72,843
420	BILL Holdings, Inc. (a)(b)	34,268
909	Blackbaud, Inc. (a)	78,810
3,874	Box, Inc. - Class A (a)(b)	99,213
587	Braze, Inc. - Class A (a)	31,187
1,019	C3.ai, Inc. - Class A (a)(b)	29,255
737	Cerence, Inc. (a)	14,489
859	Ceridian HCM Holding, Inc. (a)(b)	57,656
1,629	CommVault Systems, Inc. (a)	130,076
1,776	Confluent, Inc. - Class A (a)(b)	41,558
2,983	Consensus Cloud Solutions, Inc. (a)	78,184
4,807	CoreCard Corp. (a)	66,481
2,920	CS Disco, Inc. (a)	22,163
33,283	CXApp, Inc. (a)	42,935
10,452	Digital Turbine, Inc. (a)	71,701
3,875	Domo, Inc. - Class B (a)	39,874
1,295	DoubleVerify Holdings, Inc. (a)(b)	47,630
6,270	Dropbox, Inc. - Class A (a)(b)	184,840
2,825	Dynatrace, Inc. (a)	154,499
11,137	eGain Corp. (a)	92,771
890	Elastic NV - ADR (a)	100,303
824	Envestnet, Inc. (a)	40,804
896	ePlus, Inc. (a)	71,537
1,234	Everbridge, Inc. (a)	29,999
3,066	EverCommerce, Inc. (a)	33,818
723	Five9, Inc. (a)	56,893
975	Freshworks, Inc. - Class A (a)	22,903
4,079	Gen Digital, Inc.	93,083
605	Gitlab, Inc. - Class A (a)	38,091
352	Globant SA - ADR (a)	83,769
483	Guidewire Software, Inc. (a)	52,666
1,092	Informatica, Inc. - Class A (a)(b)	31,002
1,025	Jack Henry & Associates, Inc.	167,495
3,807	LivePerson, Inc. (a)	14,429
1,209	Manhattan Associates, Inc. (a)	260,322
1,045	Marathon Digital Holdings, Inc. (a)(b)	24,547
63	MicroStrategy, Inc. - Class A (a)(b)	39,792
4,010	Mitek Systems, Inc. (a)	52,290
1,181	Model N, Inc. (a)	31,804
2,046	N-able, Inc. (a)	27,109
3,423	Nutanix, Inc. - Class A (a)	163,243
2,018	OneSpan, Inc. (a)	21,633
1,038	PagerDuty, Inc. (a)(b)	24,030
1,362	Pegasystems, Inc.	66,547
1,065	Procore Technologies, Inc. (a)	73,719
1,970	Progress Software Corp.	106,971
695	PROS Holdings, Inc. (a)	26,959
1,397	PTC, Inc. (a)(b)	244,419
485	Q2 Holdings, Inc. (a)	21,054
683	Qualys, Inc. (a)(b)	134,059
1,025	Rapid7, Inc. (a)(b)	58,527
1,974	Red Violet, Inc. (a)	39,421
18,493	Rimini Street, Inc. (a)	60,472
3,447	RingCentral, Inc. - Class A (a)(b)	117,026
1,799	Riot Platforms, Inc. (a)	27,831
1,100	Sapiens International Corp NV - ADR	31,834
4,580	SEMrush Holdings, Inc. - Class A (a)	62,563
2,064	SentinelOne, Inc. - Class A (a)	56,636
2,281	Smartsheet, Inc. - Class A (a)	109,077
1,361	SoundThinking, Inc. (a)	34,760
2,145	Sprinklr, Inc. - Class A (a)	25,826
1,168	Sprout Social, Inc. - Class A (a)	71,762
762	SPS Commerce, Inc. (a)	147,706
1,579	Tenable Holdings, Inc. (a)	72,729
3,373	UiPath, Inc. - Class A (a)(b)	83,785
2,078	Varonis Systems, Inc. (a)	94,092
2,616	Verint Systems, Inc. (a)	70,710
6,911	Veritone, Inc. (a)	12,509
1,122	Workiva, Inc. (a)	113,917
3,228	Xperi, Inc. (a)	35,573
15,627	Yext, Inc. (a)	92,043
8,822	Zeta Global Holdings Corp. - Class A (a)	77,810
743	Ziff Davis, Inc. (a)	49,922
3,228	Zuora, Inc. - Class A (a)	30,343
		6,341,828
	Specialty Retail - 5.29%
4,468	Aaron's Co., Inc.	48,612
3,108	Abercrombie & Fitch Co. - Class A (a)(b)	274,188
2,730	Academy Sports & Outdoors, Inc. (b)	180,180
576	Advance Auto Parts, Inc.	35,153
3,995	American Eagle Outfitters, Inc. (b)	84,534
378	America's Car-Mart, Inc. (a)	28,641
570	Asbury Automotive Group, Inc. (a)(b)	128,233
1,252	AutoNation, Inc. (a)(b)	188,025
3,917	Bath & Body Works, Inc.	169,058
3,864	Big 5 Sporting Goods Corp. (b)	24,498
909	Boot Barn Holdings, Inc. (a)	69,775
2,827	Build-A-Bear Workshop, Inc. (b)	64,993
4,189	Caleres, Inc. (b)	128,728
1,919	Camping World Holdings, Inc. - Class A	50,393
560	Carvana Co. (a)(b)	29,646
12,365	Chico's FAS, Inc. (a)	93,727
4,179	Designer Brands, Inc. - Class A (b)	36,984
9,912	Destination XL Group, Inc. (a)	43,613
1,401	Dick's Sporting Goods, Inc. (b)	205,877
6,307	EVgo, Inc. (a)(b)	22,579
663	Five Below, Inc. (a)(b)	141,325
1,440	Floor & Decor Holdings, Inc. - Class A (a)(b)	160,646
1,866	Foot Locker, Inc. (b)	58,126
4,972	GameStop Corp. - Class A (a)	87,159
1,394	Genesco, Inc. (a)	49,083
591	Group 1 Automotive, Inc. (b)	180,101
1,392	Guess?, Inc. (b)	32,099
2,397	Haverty Furniture Cos., Inc.	85,093
1,720	Hibbett, Inc. (b)	123,874
1,492	J Jill, Inc. (a)(b)	38,464
6,209	Leslie's, Inc. (a)(b)	42,904
500	Lithia Motors, Inc. (b)	164,640
1,827	MarineMax, Inc. (a)	71,070
396	Monro, Inc. (b)	11,619
585	Murphy USA, Inc.	208,588
2,083	National Vision Holdings, Inc. (a)(b)	43,597
2,017	ODP Corp. (a)	113,557
842	Penske Automotive Group, Inc. (b)	135,149
4,579	Petco Health & Wellness Co, Inc. (a)	14,470
3,524	Revolve Group, Inc. (a)	58,428
1,206	REX American Resources Corp. (a)	57,044
315	RH (a)(b)	91,816
5,338	Sally Beauty Holdings, Inc. (a)(b)	70,889
2,422	Shoe Carnival, Inc.	73,169
2,149	Signet Jewelers Ltd. - ADR (b)	230,502
2,639	Sleep Number Corp. (a)	39,136
1,367	Sonic Automotive, Inc. - Class A	76,839
6,041	Sportsman's Warehouse Holdings, Inc. (a)	25,735
12,732	Stitch Fix, Inc. - Class A (a)	45,453
1,628	The Buckle, Inc. (b)	77,362
4,077	The Cato Corp. - Class A	29,110
1,432	The Children's Place, Inc. (a)	33,251
5,188	The Gap, Inc.	108,481
5,677	Tile Shop Holdings, Inc. (a)	41,783
4,339	Tilly's, Inc. - Class A (a)	32,716
13,505	Torrid Holdings, Inc. (a)(b)	77,924
2,702	Upbound Group, Inc. (b)	91,787
2,024	Urban Outfitters, Inc. (a)	72,237
1,992	Victoria's Secret & Co. (a)	52,868
2,256	Warby Parker, Inc. - Class A (a)	31,810
1,516	Williams Sonoma, Inc. (b)	305,898
330	Winmark Corp.	137,791
2,120	Zumiez, Inc. (a)	43,121
		5,574,151
	Technology Hardware, Storage & Peripherals - 0.89%
1,343	Corsair Gaming, Inc. (a)(b)	18,936
1,798	CPI Card Group, Inc. (a)	34,504
1,200	IonQ, Inc. (a)(b)	14,868
5,448	NCR Corp. (a)	92,126
5,014	Pure Storage, Inc. - Class A (a)	178,799
915	Super Micro Computer, Inc. (a)	260,098
1,149	Synaptics, Inc. (a)	131,078
3,443	Teradata Corp. (a)	149,805
2,946	Xerox Holdings Corp. (b)	54,000
		934,214
	Textiles, Apparel & Luxury Goods - 2.29%
3,391	Capri Holdings Ltd. - ADR (a)	170,364
737	Carter's, Inc. (b)	55,194
846	Columbia Sportswear Co. (b)	67,291
2,014	Crocs, Inc. (a)	188,128
585	Deckers Outdoor Corp. (a)	391,032
22,655	Fossil Group, Inc. (a)	33,076
2,482	G-III Apparel Group, Ltd. (a)	84,338
5,673	Hanesbrands, Inc. (a)(b)	25,302
2,060	Kontoor Brands, Inc. (b)	128,585
2,555	Movado Group, Inc.	77,033
970	Oxford Industries, Inc. (b)	97,000
1,411	PVH Corp.	172,311
996	Ralph Lauren Corp. (b)	143,623
830	Rocky Brands, Inc.	25,049
2,379	Skechers USA, Inc. - Class A (a)	148,307
1,971	Steven Madden, Ltd. (b)	82,782
5,543	Tapestry, Inc.	204,038
6,655	Under Armour, Inc. - Class A (a)	58,498
7,580	Under Armour, Inc. - Class C (a)(b)	63,293
213	UniFirst Corp.	38,960
6,063	Vera Bradley, Inc. (a)	46,685
3,152	VF Corp. (b)	59,258
1,087	Weyco Group, Inc.	34,088
2,333	Wolverine World Wide, Inc.	20,740
		2,414,975
	Thrifts & Mortgage Finance - 1.36%
898	Axos Financial, Inc. (a)(b)	49,031
832	Bank7 Corp.	22,755
1,240	Berkshire Hills Bancorp, Inc.	30,789
1,990	Bridgewater Bancshares, Inc. (a)	26,905
2,098	Essent Group Ltd. - ADR	110,648
586	Federal Agricultural Mortgage Corp. - Class C	112,055
1,039	Flushing Financial Corp.	17,123
850	Home Bancorp, Inc.	35,708
2,008	Merchants Bancorp (b)	85,501
7,781	MGIC Investment Corp.	150,095
2,350	Mr Cooper Group, Inc. (a)	153,032
9,716	New York Community Bancorp, Inc. (b)	99,395
2,749	NMI Holdings, Inc. - Class A (a)	81,590
1,703	Northwest Bancshares, Inc.	21,253
648	Pathward Financial, Inc.	34,299
1,127	PennyMac Financial Services, Inc.	99,593
1,422	Provident Financial Services, Inc.	25,639
4,194	Radian Group, Inc.	119,739
411	Southern Missouri Bancorp, Inc.	21,943
1,191	WaFd, Inc.	39,255
458	Walker & Dunlop, Inc.	50,843
1,034	Waterstone Financial, Inc.	14,683
685	WSFS Financial Corp.	31,462
		1,433,336
	Tobacco - 0.09%
990	Turning Point Brands, Inc.	26,057
415	Universal Corp.	27,938
3,407	Vector Group, Ltd.	38,431
		92,426
	Trading Companies & Distributors - 2.56%
721	Air Lease Corp.	30,239
2,166	Alta Equipment Group, Inc.	26,793
996	Applied Industrial Technologies, Inc.	171,999
1,572	Beacon Roofing Supply, Inc. (a)	136,795
1,602	BlueLinx Holdings, Inc. (a)	181,523
2,258	Core & Main, Inc. - Class A (a)	91,246
2,406	DXP Enterprises, Inc. (a)	81,082
551	FTAI Aviation Ltd. - ADR	25,566
236	GATX Corp. (b)	28,372
2,319	Global Industrial Co.	90,070
2,452	GMS, Inc. (a)	202,118
1,102	H&E Equipment Services, Inc.	57,657
336	Herc Holdings, Inc.	50,027
9,305	Hudson Technologies, Inc. (a)	125,525
611	Kaman Corp.	14,633
3,893	Karat Packaging, Inc.	96,741
4,114	MRC Global, Inc. (a)	45,295
1,485	MSC Industrial Direct Co., Inc. - Class A (b)	150,371
6,286	NOW, Inc. (a)	71,158
2,159	Rush Enterprises, Inc. - Class A (b)	108,598
1,561	Rush Enterprises, Inc. - Class B	82,702
1,014	SiteOne Landscape Supply, Inc. (a)(b)	164,775
1,587	Textainer Group Holdings Ltd. - ADR	78,080
2,662	Titan Machinery, Inc. (a)	76,879
650	Transcat, Inc. (a)(b)	71,065
519	Watsco, Inc. (b)	222,376
988	WESCO International, Inc.	171,793
1,336	Xometry, Inc. - Class A (a)	47,976
		2,701,454
	Wireless Telecommunication Services - 0.03%
1,576	Telephone and Data Systems, Inc.	28,920
	Total Common Stocks (Cost $64,695,376)	97,442,320

	INVESTMENT COMPANIES - 3.26%
	International Equity Funds - 3.26%
20,927	Vanguard Extended Market ETF (b)	3,440,817
	Total Investment Companies (Cost $2,637,087)	3,440,817

	REAL ESTATE INVESTMENT TRUSTS - 3.82%
	Real Estate Investment Trusts - 3.82%
2,287	Acadia Realty Trust (b)	38,856
483	Agree Realty Corp.	30,405
677	American Assets Trust, Inc.	15,239
1,957	American Homes 4 Rent - Class A	70,374
1,519	Americold Realty Trust, Inc.	45,980
5,448	Annaly Capital Management, Inc. (b)	105,528
3,391	Apollo Commercial Real Estate Finance, Inc. (b)	39,810
4,839	Apple Hospitality REIT, Inc.	80,376
4,100	Arbor Realty Trust, Inc. (b)	62,238
1,690	Armada Hoffler Properties, Inc.	20,905
1,865	Blackstone Mortgage Trust, Inc. - Class A (b)	39,668
710	Boston Properties, Inc.	49,821
11,688	Braemar Hotels & Resorts, Inc.	29,220
3,238	Brandywine Realty Trust	17,485
3,656	Brixmor Property Group, Inc.	85,075
1,826	Broadstone Net Lease, Inc.	31,444
650	Camden Property Trust	64,538
1,596	CBL & Associates Properties, Inc.	38,974
4,458	Chatham Lodging Trust	47,790
4,190	Chimera Investment Corp.	20,908
5,052	City Office REIT, Inc.	30,868
1,579	COPT Defense Properties	40,470
4,177	CoreCivic, Inc. (a)	60,692
2,150	Cousins Properties, Inc.	52,352
948	CubeSmart	43,940
4,239	DiamondRock Hospitality Co. (b)	39,804
1,770	Douglas Emmett, Inc.	25,665
1,084	Easterly Government Properties, Inc.	14,569
226	EastGroup Properties, Inc.	41,480
5,645	Empire State Realty Trust, Inc. - Class A	54,700
1,398	EPR Properties (b)	67,733
711	Equity LifeStyle Properties, Inc. (b)	50,154
1,203	Essential Properties Realty Trust, Inc. (b)	30,749
260	Federal Realty Investment Trust	26,793
226	First Industrial Realty Trust, Inc.	11,903
513	Gaming and Leisure Properties, Inc.	25,316
1,216	Gladstone Commercial Corp.	16,100
1,307	Global Medical REIT, Inc.	14,508
1,400	Highwoods Properties, Inc. (b)	32,144
8,419	Host Hotels & Resorts, Inc. (b)	163,918
4,215	Hudson Pacific Properties, Inc.	39,242
1,665	Independence Realty Trust, Inc. (b)	25,474
1,544	JBG SMITH Properties (b)	26,263
1,696	Kilroy Realty Corp.	67,569
5,215	Kimco Realty Corp.	111,132
3,552	Kite Realty Group Trust	81,199
313	Lamar Advertising Co. - Class A	33,266
1,583	LXP Industrial Trust	15,703
5,334	Macerich Co. (b)	82,304
5,837	Medical Properties Trust, Inc. (b)	28,660
415	National Storage Affiliates Trust	17,210
394	NexPoint Residential Trust, Inc.	13,565
650	NNN REIT, Inc.	28,015
4,339	Office Properties Income Trust	31,761
1,106	Omega Healthcare Investors, Inc.	33,910
5,220	Orion Office REIT, Inc.	29,858
7,463	Paramount Group, Inc.	38,584
2,989	Park Hotels & Resorts, Inc.	45,732
2,889	Pebblebrook Hotel Trust	46,166
1,052	Phillips Edison & Co, Inc. (b)	38,377
1,431	Physicians Realty Trust	19,047
4,997	Piedmont Office Realty Trust, Inc. - Class A	35,529
1,082	Plymouth Industrial REIT, Inc.	26,044
1,113	Postal Realty Trust, Inc. - Class A	16,205
846	PotlatchDeltic Corp.	41,539
2,811	Ready Capital Corp. (b)	28,813
1,810	Regency Centers Corp.	121,270
1,973	Retail Opportunity Investments Corp.	27,681
361	Rexford Industrial Realty, Inc.	20,252
8,954	Rithm Capital Corp.	95,629
3,098	RLJ Lodging Trust	36,309
3,658	RPT Realty	46,932
471	Ryman Hospitality Properties, Inc.	51,838
2,930	Sabra Health Care REIT, Inc.	41,811
8,877	Service Properties Trust (b)	75,810
3,318	SITE Centers Corp.	45,224
439	SL Green Realty Corp. (b)	19,830
1,424	Spirit Realty Capital, Inc.	62,215
836	STAG Industrial, Inc. (b)	32,821
3,266	Starwood Property Trust, Inc. (b)	68,651
5,458	Summit Hotel Properties, Inc. - Class A	36,678
3,469	Sunstone Hotel Investors, Inc.	37,222
2,574	Tanger Factory Outlet Centers, Inc. (b)	71,351
334	Terreno Realty Corp. (b)	20,932
9,186	The Geo Group, Inc. (a)	99,484
3,497	Uniti Group, Inc.	20,213
1,406	Urban Edge Properties (b)	25,730
1,260	Veris Residential, Inc.	19,820
2,380	Vornado Realty Trust (b)	67,235
4,727	Whitestone REIT	58,095
3,015	Xenia Hotels & Resorts, Inc.	41,064
	Total Real Estate Investment Trusts (Cost $4,313,529)	4,023,756

	SHORT TERM INVESTMENTS - 0.44%
	Money Market Funds - 0.44%
461,716	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.29% (f)	461,716
	Total Money Market Funds (Cost $461,716)	461,716
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 26.23%
27,646,038	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (f)	27,646,038
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $27,646,038)	27,646,038

	Total Investments (Cost $99,753,746) - 126.22%	133,014,647
	Liabilities in Excess of Other Assets - (26.22)%	(27,632,367)
	TOTAL NET ASSETS - 100.00%	$105,382,280

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	As of December 31, 2023, the Valuation Committee has fair valued these securities. The value of these securities were $17,940, which represents 0.02% of total net assets.
(e)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $148,454, which represents 0.14% of the total assets.
(f)	Seven-day yield as of December 31, 2023.

Glossary of Terms
ADR -	American Depositary Receipt